GENERAL (Schedule of Results of the Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
GENERAL [Abstract]
Revenue			$ 68,672	[1]
Cost of sales			26,956	[1]
Operating expenses		850	36,307	[1]
Operating income (Loss)		(850)	5,409	[1]
Other income (expenses), net		1,763	(284)
Gain (loss) on disposal of the discontinued operations		(9,148)	147,334
Income (loss) before taxes on income		(8,235)	152,459
Taxes on income (tax benefit)		(2,086)	34,206
Net income (loss) on discontinued operations		$ (6,149)	$ 118,253

[1]	Represent the results of the discontinued operations until their disposal.